LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2022
LONG-TERM LOANS
Schedule Of Debt Instruments

		June 30,
		2021	2022
MYR denominated loans	(i)	842	596
SGD denominated loans	(ii)	164	113
USD denominated loan	(iii)	15,000	14,935

		$16,006	$15,644
Less: Current portion		(15,308)	(15,210)

		$698	$434

i.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in April 2039. For the years ended June 30, 2021 and 2022, the effective interest rates ranged from 2.08% to 4.05% per annum and 2.08% to 3.27% per annum, respectively.
For the year ended June 30, 2022, the weighted average interest rate was 2.52%.

The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $964 and $883 as of June 30, 2021 and 2022, respectively.

ii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 4, 2024. For the years ended June 30, 2021 and 2022, the effective interest rates ranged from 2.44% to 2.78% per annum and 2.44% to 2.78% per annum, respectively. For the year ended June 30, 2022, the weighted average interest rate was 2.63%.
The borrowing is secured by vehicles with a total carrying value of $204 and $173 as of June 30, 2021 and 2022, respectively.

iii.
The USD denominated loan was drawn on

April 24, 2020
and
is repayable on April 22, 2022.
Prior to the repayment dated April 22, 2022, the Company started negotiation with the bank for an extension was granted in August 2022. The loan contract was renewed and the loan term was extended to April 2024. For the year ended June 30, 2022, the effective interest rate was
 3.02% per annum.

Schedule of principal and interest payments for all outstanding long-term loans	Scheduled principal for all outstanding long-term loans as of June 30, 2022 are as follows:

Year ending June 30,
2023	$15,210
2024	159
2025	107
2026	62
2027 onwards	106

$15,644